Intangible assets - Summary of Intangible assets (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020		Dec. 31, 2021		Jun. 30, 2020		Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 150.1	[1]	£ 151.8	[1]	£ 104.6
Charge for the year	7.9		20.9		15.7		£ 10.5
Impairment	0.0		(1.1)		(14.9)		(12.8)
Ending balance	151.8	[1]	234.2		150.1	[1]	104.6
Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	154.4		154.5		106.7
Ending balance	154.5				154.4		106.7
Software (revised) [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39.8		44.9		28.9
Impairment			12.8
Ending balance	44.9		51.2		39.8		28.9
Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Impairment			1.1
Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.7		0.0
Ending balance	0.7		1.1		0.0		0.0
Acquisition intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	86.1		78.9		57.4
Ending balance	78.9		151.4		86.1		57.4
Acquisition intangibles [member] | Customer relationships and distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2.9		2.3		1.8
Ending balance	2.3		5.2		2.9		1.8
Acquisition intangibles [member] | Patents, technology and know- how [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	73.1		67.5		45.6
Ending balance	67.5		138.3		73.1		45.6
Acquisition intangibles [member] | Licence fees [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9.0		8.0		9.7
Ending balance	8.0		6.9		9.0		9.7
Acquisition intangibles [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1.1		1.1		0.3
Ending balance	1.1		1.0		1.1		0.3
Internally generated [member] | Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24.2		27.3		18.3
Ending balance	27.3		30.5		24.2		18.3
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	248.4		252.0		171.2		154.6
Additions	12.3		25.8		23.8		21.1
Disposals							(7.5)
Acquisition			81.2		49.2
Exchange differences	(8.7)		0.9		4.2		3.0
Ending balance	252.0		359.9		248.4		171.2
Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							155.9
Cost [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							(1.3)
Cost [member] | Software (revised) [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	64.5		71.4		49.6		44.0
Additions	7.1		17.4		14.8		12.5
Disposals							(6.9)
Acquisition			0.0		0.1
Exchange differences	(0.2)		0.0		0.0		0.0
Ending balance	71.4		88.8		64.5		49.6
Cost [member] | Software (revised) [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							45.3
Cost [member] | Software (revised) [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							(1.3)
Cost [member] | Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.7		0.0		0.0
Additions	0.7		0.9		0.0		0.0
Disposals							0.0
Acquisition			0.0		0.0
Exchange differences	0.0		0.0		0.0		0.0
Ending balance	0.7		1.6		0.0		0.0
Cost [member] | Patents and licenses [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							0.0
Cost [member] | Patents and licenses [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							0.0
Cost [member] | Acquisition intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146.8		138.8		93.7		90.9
Additions	0.0		0.0		0.0		0.6
Disposals							(0.6)
Acquisition			81.2		49.1
Exchange differences	(8.0)		0.8		4.0		2.8
Ending balance	138.8		220.8		146.8		93.7
Cost [member] | Acquisition intangibles [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							90.9
Cost [member] | Acquisition intangibles [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							0.0
Cost [member] | Acquisition intangibles [member] | Customer relationships and distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8.9		8.4		6.9		7.3
Additions	0.0		0.0		0.0		0.0
Disposals							(0.6)
Acquisition			3.7		1.8
Exchange differences	(0.5)		0.1		0.2		0.2
Ending balance	8.4		12.2		8.9		6.9
Cost [member] | Acquisition intangibles [member] | Customer relationships and distribution rights [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							7.3
Cost [member] | Acquisition intangibles [member] | Customer relationships and distribution rights [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							0.0
Cost [member] | Acquisition intangibles [member] | Patents, technology and know- how [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	117.8		111.2		68.5		65.6
Additions	0.0		0.0		0.0		0.6
Disposals							0.0
Acquisition			77.5		45.8
Exchange differences	(6.6)		0.5		3.5		2.3
Ending balance	111.2		189.2		117.8		68.5
Cost [member] | Acquisition intangibles [member] | Patents, technology and know- how [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							65.6
Cost [member] | Acquisition intangibles [member] | Patents, technology and know- how [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							0.0
Cost [member] | Acquisition intangibles [member] | Licence fees [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16.3		15.7		15.7		15.5
Additions	0.0		0.0		0.0		0.0
Disposals							0.0
Acquisition			0.0		0.4
Exchange differences	(0.6)		0.1		0.2		0.2
Ending balance	15.7		15.8		16.3		15.7
Cost [member] | Acquisition intangibles [member] | Licence fees [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							15.5
Cost [member] | Acquisition intangibles [member] | Licence fees [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							0.0
Cost [member] | Acquisition intangibles [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3.8		3.5		2.6		2.5
Additions	0.0		0.0		0.0		0.0
Disposals							0.0
Acquisition			0.0		1.1
Exchange differences	(0.3)		0.1		0.1		0.1
Ending balance	3.5		3.6		3.8		2.6
Cost [member] | Acquisition intangibles [member] | Trade names [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							2.5
Cost [member] | Acquisition intangibles [member] | Trade names [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							0.0
Cost [member] | Internally generated [member] | Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37.1		41.1		27.9		19.7
Additions	4.5		7.5		9.0		8.0
Disposals							0.0
Acquisition			0.0		0.0
Exchange differences	(0.5)		0.1		0.2		0.2
Ending balance	41.1		48.7		37.1		27.9
Cost [member] | Internally generated [member] | Internally developed technology [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							19.7
Cost [member] | Internally generated [member] | Internally developed technology [member] | Revision [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance							0.0
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	98.3		100.2		66.6		49.6
Charge for the year	7.9		20.9		15.7		10.5
Impairment			3.8		14.9		12.8
Disposals							(7.5)
Exchange differences	(6.0)		0.8		1.1		1.2
Ending balance	100.2		125.7		98.3		66.6
Accumulated amortization [member] | Software (revised) [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24.7		26.5		20.7		13.0
Charge for the year	2.0		8.9		4.0		1.8
Impairment			2.1		0.0		12.8
Disposals							(6.9)
Exchange differences	(0.2)		0.1		0.0		0.0
Ending balance	26.5		37.6		24.7		20.7
Accumulated amortization [member] | Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.0		0.0		0.0
Charge for the year	0.0		0.5		0.0		0.0
Impairment			0.0		0.0		0.0
Disposals							0.0
Exchange differences	0.0		0.0		0.0		0.0
Ending balance	0.0		0.5		0.0		0.0
Accumulated amortization [member] | Acquisition intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	60.7		59.9		36.3		29.3
Charge for the year	4.4		9.1		8.6		6.5
Impairment			0.0		14.7		0.0
Disposals							(0.6)
Exchange differences	(5.2)		0.4		1.1		1.1
Ending balance	59.9		69.4		60.7		36.3
Accumulated amortization [member] | Acquisition intangibles [member] | Customer relationships and distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6.0		6.1		5.1		4.8
Charge for the year	0.4		1.0		0.8		0.8
Impairment			0.0		0.0		0.0
Disposals							(0.6)
Exchange differences	(0.3)		(0.1)		0.1		0.1
Ending balance	6.1		7.0		6.0		5.1
Accumulated amortization [member] | Acquisition intangibles [member] | Patents, technology and know- how [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44.7		43.7		22.9		17.9
Charge for the year	3.1		6.9		6.3		4.2
Impairment			0.0		14.7		0.0
Disposals							0.0
Exchange differences	(4.1)		0.3		0.8		0.8
Ending balance	43.7		50.9		44.7		22.9
Accumulated amortization [member] | Acquisition intangibles [member] | Licence fees [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7.3		7.7		6.0		4.7
Charge for the year	0.9		1.1		1.2		1.2
Impairment			0.0		0.0		0.0
Disposals							0.0
Exchange differences	(0.5)		0.1		0.1		0.1
Ending balance	7.7		8.9		7.3		6.0
Accumulated amortization [member] | Acquisition intangibles [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2.7		2.4		2.3		1.9
Charge for the year	0.0		0.1		0.3		0.3
Impairment			0.0		0.0		0.0
Disposals							0.0
Exchange differences	(0.3)		0.1		0.1		0.1
Ending balance	2.4		2.6		2.7		2.3
Accumulated amortization [member] | Internally generated [member] | Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12.9		13.8		9.6		7.3
Charge for the year	1.5		2.4		3.1		2.2
Impairment			1.7		0.2		0.0
Disposals							0.0
Exchange differences	(0.6)		0.3		0.0		0.1
Ending balance	13.8		18.2		12.9		9.6
Included in carrying amount—Assets under construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35.9		45.7		18.6
Ending balance	45.7		24.0		35.9		18.6
Included in carrying amount—Assets under construction [member] | Software (revised) [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28.7		36.5		14.7
Ending balance	36.5		18.6		28.7		14.7
Included in carrying amount—Assets under construction [member] | Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.0		0.0
Ending balance	0.0		1.1		0.0		0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.0		0.0
Ending balance	0.0		0.0		0.0		0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member] | Customer relationships and distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.0		0.0
Ending balance	0.0		0.0		0.0		0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member] | Patents, technology and know- how [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.0		0.0
Ending balance	0.0		0.0		0.0		0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member] | Licence fees [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.0		0.0
Ending balance	0.0		0.0		0.0		0.0
Included in carrying amount—Assets under construction [member] | Acquisition intangibles [member] | Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.0		0.0		0.0
Ending balance	0.0		0.0		0.0		0.0
Included in carrying amount—Assets under construction [member] | Internally generated [member] | Internally developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7.2		9.2		3.9
Ending balance	£ 9.2		£ 4.3		£ 7.2		£ 3.9

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.